History, Organization and Business Combination - Narrative (Details) - USD ($)			12 Months Ended
	Feb. 28, 2020	Sep. 20, 2016	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Class of Stock [Line Items]
Business acquisition, share price					$ 42.75
Authorized share capital			$ 745,434	$ 1,631,000
Number of ordinary shares			70,000,000	969,629,030
Ordinary shares, par value			$ 0.01	$ 0.0015144558
Number of preference shares			30,000,000	100,000,000
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Ordinary shares, issued			60,395,839
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Preference shares, rate			5.95%	5.95%
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Preference shares, rate	5.625%	5.625%	5.625%	5.625%